Bank and Other Borrowings	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Bank and Other Borrowings

10. Bank and Other Borrowings

Components of bank and other borrowings are as follows as of March 31:

		Interest	As of March 31,
		rate	2025	2024
		%	USD	USD

The Bank of East Asia, Limited – Loan 1	(1)	5.31% / 5.97%	110,769	110,769
The Bank of East Asia, Limited – Loan 2	(2)	5.975%	256,410	-
The Bank of East Asia, Limited – Loan 3	(2)	5.905%	128,205	-
The Bank of East Asia, Limited – Loan 4	(2)	6.175%	128,205	-
The Bank of East Asia, Limited – Loan 5	(2)	6.075%	256,410	-
The Bank of East Asia, Limited – Loan 6	(2)	5.905%	256,410	-
The Bank of East Asia, Limited – Loan 7	(2)	5.955%	576,923	-
The Bank of East Asia, Limited – Loan 8	(2)	6.175%	256,410	-
The Bank of East Asia, Limited – Loan 9	(2)	5.975%	448,718	-
The Bank of East Asia, Limited – Loan 10	(3)	6.64%	-	256,410
The Bank of East Asia, Limited – Loan 11	(3)	7.03%	-	461,538
The Bank of East Asia, Limited – Loan 12	(3)	6.64%	-	628,205
The Bank of East Asia, Limited – Loan 13	(3)	6.68%	-	141,026
The Bank of East Asia, Limited – Loan 14	(3)	6.72%	-	320,513
The Bank of East Asia, Limited – Loan 15	(3)	6.6%	-	384,615
The Bank of East Asia, Limited – Loan 16	(3)	6.64%	-	115,385
The Bank of East Asia, Limited – Loan 17	(4)	4.15% / 4.775%	316,531	327,298
The Bank of East Asia, Limited – Loan 18	(4)	4.15% / 4.775%	316,531	327,298
The Bank of East Asia, Limited – Loan 19	(5)	4.15% / 4.775%	544,881	562,694
The Bank of East Asia, Limited – Loan 20	(6)	3.0% / 3.625%	112,763	123,371
The Bank of East Asia, Limited – Loan 21	(7)	3.0% / 3.625%	110,738	120,011
The Bank of East Asia, Limited – Loan 22	(8)	3.0% / 3.625%	412,282	453,240
The Bank of East Asia, Limited – Loan 23	(9)	3.0% / 3.625%	353,646	384,615
The Hongkong and Shanghai Banking Corporation Limited – Loan 1	(10)	3.0% / 3.625%	90,498	100,049
The Hongkong and Shanghai Banking Corporation Limited – Loan 2	(11)	3.0% / 3.625%	332,782	371,018
The Hongkong and Shanghai Banking Corporation Limited – Loan 3	(12)	3.0% / 3.625%	103,245	111,576
The Hongkong and Shanghai Banking Corporation Limited – Loan 4	(13)	3.0% / 3.625%	347,555	381,598
DBS Bank (Hong Kong) Limited – Loan 1	(14)	5.11%	64,103	-
DBS Bank (Hong Kong) Limited – Loan 2	(14)	5.09%	205,128	-
DBS Bank (Hong Kong) Limited – Loan 3	(14)	5.0%	102,564	-
DBS Bank (Hong Kong) Limited – Loan 4	(14)	5.01%	115,385	-
DBS Bank (Hong Kong) Limited – Loan 5	(14)	5.2%	112,821	-
DBS Bank (Hong Kong) Limited – Loan 6	(15)	5.29%	-	238,462
DBS Bank (Hong Kong) Limited – Loan 7	(15)	5.45%	-	166,667
DBS Bank (Hong Kong) Limited – Loan 8	(15)	5.48%	-	205,128
DBS Bank (Hong Kong) Limited – Loan 9	(15)	6.8%	-	85,898
DBS Bank (Hong Kong) Limited – Loan 10	(16)	1.2% + HIBOR	513,688	474,849
River Square Company Limited – Loan 1	(17)	12%	547,725	-
River Square Company Limited – Loan 2	(17)	12%	505,592	-
			7,626,918	6,852,233

Less: current portion of long-term bank and other borrowings			(4,761,434)	(3,818,453)

Non-current portion of long-term bank and other borrowings			2,865,484	3,033,780

The Group has available unutilised banking facilities of approximately USD225,000 (HKD1,755,000) as at 31 March 2025.

(1)	On February 20, 2025, the Company renewed and borrowed USD110,769 (HKD864,000) as working capital for 12 months at an annual interest rate of 5.31% with The Bank of East Asia, Limited. On January 18, 2024, the Company borrowed the same amount of loan as working capital for 12 months at an annual interest rate of 5.97% with The Bank of East Asia, Limited. The loan was secured by the insured value of life insurance policy (amounted to USD1,000,000) of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.

(2)	As of March 31, 2025, the Company borrowed USD2,307,691 (HKD18,000,000) as working capital for one to three months at an annual interest rate ranging from 5.905% to 6.175% as revolving loans with The Bank of East Asia, Limited. The loan is secured by personal guarantees from the directors of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.

(3)	As of March 31, 2024, the Company borrowed USD2,307,692 (HKD18,000,000) as working capital for one to three months at an annual interest rate ranging from 6.6% to 7.03% as revolving loans with The Bank of East Asia, Limited. The loan is secured by personal guarantees from the directors of the Company, accounts receivable, net of the Company and a property located in Hong Kong which held by a director of the Company.

(4)	On August 28, 2023, the Company borrowed USD666,667 (HKD5,200,000) as working capital for twenty years at variable interest rate of 4.15% per annum (2024: 4.775%) with The Bank of East Asia, Limited. The loan is secured by two properties in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming.

(5)	On February 28, 2024, the Company borrowed USD564,103 (HKD4,400,000) as purchase of a property for twenty years at variable interest rate of 4.15% per annum (2024: 4.775%) with The Bank of East Asia, Limited. The loan is secured by, accounts receivable, net of the Company and a property located in Hong Kong which held by the Company.

(6)	On March 25, 2021, the Company borrowed USD128,205 (HKD1,000,000) as working capital for eleven years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.

(7)	On December 16, 2021, the Company borrowed USD128,205 (HKD1,000,000) as working capital for eleven years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.

(8)	On November 26, 2020, the Company borrowed USD512,821 (HKD4,000,000) as working capital for eleven years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.

(9)	On May 25, 2023, the Company borrowed USD384,615 (HKD3,000,000) as working capital for ten years at an variable interest rate of 3.0% per annum (2024: 3.625%) with The Bank of East Asia, Limited. The loan is secured by personal guarantee from a director of the Company.

(10)	On October 21, 2020 the Company borrowed USD128,205 (HKD1,000,000) as working capital for eight years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(11)	On May 25, 2020 the Company borrowed USD512,821 (HKD4,000,000) as working capital for eight years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(12)	On July 13, 2021 the Company borrowed USD128,205 (HKD1,000,000) as working capital for eight years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(13)	On March 15, 2023 the Company borrowed USD384,615 (HKD3,000,000) as working capital for ten years at variable interest rate of 3.0% per annum (2024: 3.625%) with The Hongkong and Shanghai Banking Corporation Limited. The loan is secured by personal guarantee from a director of the Company.

(14)	As of March 31, 2025, the Company borrowed USD600,000 (HKD4,680,000) as working capital for one to four months at an annual interest rate ranged from 5.0% to 5.2% as revolving loans with DBS Bank (Hong Kong) Limited. The loan is secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming.

(15)	As of March 31, 2024, the Company borrowed (2024: USD696,155 (HKD5,430,000) as working capital for one to four months at an annual interest rate ranged from 5.29% to 6.8 as revolving loans with DBS Bank (Hong Kong) Limited. The loan is secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming.

(16)	The amount represented bank overdrafts as of March 31, 2025 and 2024, which is secured by personal guarantees from a director of the Company, accounts receivable, net of the Company and two properties located in Hong Kong that were owned by a related company, which was wholly owned by Mr. Lam Chi Ming. The maximum amount of the bank overdrafts was USD512,821 (HKD4,000,000) for both years.

(17)	On April 30, 2024 and May 2, 2024, the Company borrowed USD1,000,000 (HKD7,800,000) and USD923,077 (HKD7,200,000) as working capital for 12 months at an annual interest rate of 12% and 12% with River Square Company Limited, respectively. The loan is secured by accounts receivable, net of a project of the Company and personal guarantee from a director of the Company.

Interest expenses pertaining to the above bank and other borrowings for the years ended March 31, 2025, 2024 and 2023 amounted to USD502,425, USD275,796 and USD159,955, respectively.

Maturities of the principal and interest payments of bank and other borrowings were as follows:

	As of March 31,
	2025	2024
	USD	USD
Year ending March 31,
2025	-	3,986,662
2026	4,912,284	405,957
2027	394,550	405,957
2028	394,550	405,957
2029	394,550	405,957
2030	394,550	405,957
2031	394,550	340,441
2032	307,378	283,173
2033	206,572	204,066
2034	143,836	103,973
2035 - 2044	876,283	922,351
Total bank and other borrowings repayments	8,419,103	7,870,451
Less: imputed interest	(792,185)	(1,018,218)
Total bank and other borrowings recognized in the Consolidated Balance Sheet	7,626,918	6,852,233